RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Counterparty Credit Risk (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)
Risk Management and Financial Instruments [Abstract]
Credit risk concentration	CAD 248	$ 179	CAD 258	$ 222